Schedule of cash and cash equivalents and payable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 97,669	$ 649,106	$ 559,462	$ 2,949,108
Other payables	(941,159)	(802,840)
Net	(12,545,193)	$ (9,388,413)
Dongguan Changrong [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	10,380
Other payables	(133,281)
Net	$ (122,901)